Financial Instruments	6 Months Ended
Jun. 30, 2019
Financial Instruments
Financial Instruments

4   Financial  Instruments

As detailed in the Group’s most recent annual financial statements, the principal financial instruments consist of derivative financial instruments, other investments, trade and other receivables, cash and cash equivalents, trade and other payables, leases and interest-bearing loans and borrowings.

There have been no changes of significance to the categorisation or fair value hierarchy classification of our financial instruments from those detailed in the Notes to the Group Financial Statements in the Group’s Annual Report and Form 20‑F Information 2018.

The Group holds certain equity investments that are categorised as Level 3 in the fair value hierarchy and for which fair value gains of $50m have been recognised in H1 2019. These are presented in Net gains on equity investments measured at fair value through other comprehensive income in the Condensed Consolidated Statement of Comprehensive Income.

Financial instruments measured at fair value include $2,181m of other investments, $3,960m held in money market funds, $337m of loans designated at fair value through profit or loss, $342m of loans designated in a fair value hedge relationship and $321m of derivatives as at 30 June 2019. The total fair value of interest-bearing loans and borrowings at 30 June 2019 which have a carrying value of $18,984m in the Condensed Consolidated Statement of Financial Position, was $20,867m. Contingent consideration liabilities arising on business combinations have been classified under Level 3 in the fair value hierarchy and movements in fair value are shown below:

	Diabetes
	Alliance	Other	Total	Total
	2019	2019	2019	2018
	$m	$m	$m	$m
At 1 January	3,983	1,123	5,106	5,534
Settlements	(225)	(143)	(368)	(151)
Revaluations	-	-	-	38
Discount unwind	144	35	179	208
At 30 June	3,902	1,015	4,917	5,629

Contingent consideration arising from business combinations is fair valued using decision-tree analysis, with key inputs including the probability of success, consideration of potential delays and the expected levels of future revenues.

The contingent consideration balance relating to BMS’s share of Global Diabetes Alliance of $3,902m (31 December 2018: $3,983m) would increase/decrease by $390m with an increase/decrease in sales of 10% as compared with the current estimates.